Schedule of investments in subsidiaries (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Investments	R$ 20,990,155	R$ 18,652,792
Copel Distribuicao [Member]
Entity Information [Line Items]
Investments	7,558,556	7,212,915
Copel Telecomunicacoes [Member]
Entity Information [Line Items]
Investments		757,799
Copel T E L [Member]
Entity Information [Line Items]
Investments		(758,742)
Copel Energia [Member]
Entity Information [Line Items]
Investments	389,863	356,922
Compagas [Member]
Entity Information [Line Items]
Investments	259,031	252,481
U E G Araucaria [Member]
Entity Information [Line Items]
Investments	109,737	48,355
Other [Member]
Entity Information [Line Items]
Investments	10,744	50,328
Companhia Paranaense De Energia Copel [Member] | Copel Geracaoe Transmissao [Member]
Entity Information [Line Items]
Investments	R$ 12,662,224	R$ 10,732,734